Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Significant Accounting Policies [Line Items]
Investments in marketable securities	$ 0	$ 9,929,000
Lessee, operating lease initial term	12 months
Potentially dilutive shares excluded from diluted net income (loss) per share	3,005,747	3,264,424
Operating lease liability	$ 1,615,000
Right-of-use asset	$ 1,603,000	$ 225,000
Number of shares subject to forfeiture		1,425,245
Minimum
Significant Accounting Policies [Line Items]
Amortization period of intangible assets	10 years
Maximum
Significant Accounting Policies [Line Items]
Amortization period of intangible assets	15 years